EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2021	Jul. 31, 2019	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 13, 2020	May 31, 2020
Equity Investments
Income from Equity Investments				$ 898	$ 1,019	$ 920
Equity Investments				$ 8,441	6,677
Northern Courier
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets					56
Canadian Natural Gas Pipelines | TQM
Equity Investments
Ownership interest percentage				50.00%			50.00%
Income from Equity Investments				$ 12	12	12
Equity Investments				$ 118	90
Canadian Natural Gas Pipelines | Coastal GasLink
Equity Investments
Ownership interest percentage				35.00%			35.00%			35.00%
Income from Equity Investments				$ 0	0	0
Equity Investments				386	211
Difference between the carrying value of the investment and the underlying equity in the net assets				$ 167	188
U.S. Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest percentage				50.00%			50.00%
Income from Equity Investments				$ 80	100	91
Equity Investments				$ 505	521
Difference between the carrying value of the investment and the underlying equity in the net assets							$ 115	$ 116
U.S. Natural Gas Pipelines | Millennium
Equity Investments
Ownership interest percentage				47.50%			47.50%
Income from Equity Investments				$ 91	96	92
Equity Investments				$ 474	482
U.S. Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest percentage				50.00%			50.00%
Income from Equity Investments				$ 55	52	54
Equity Investments				392	197
Difference between the carrying value of the investment and the underlying equity in the net assets							$ 39	39
U.S. Natural Gas Pipelines | Other
Equity Investments
Income from Equity Investments				18	16	27
Equity Investments				$ 137	120
Mexico Natural Gas Pipelines | Sur de Texas
Equity Investments
Ownership interest percentage				60.00%			60.00%
Income from Equity Investments				$ 160	213	3
Equity Investments				$ 835	680
Difference between the carrying value of the investment and the underlying equity in the net assets							$ 77	$ 79
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest percentage				50.00%			50.00%
Income from Equity Investments				$ 54	53	56
Equity Investments				980	998
Difference between the carrying value of the investment and the underlying equity in the net assets				96	98
Liquids Pipelines | Northern Courier
Equity Investments
Ownership interest percentage			15.00%
Income from Equity Investments				16	22	14
Equity Investments				$ 0	53
Ownership interest sold		15.00%
Liquids Pipelines | Port Neches Link LLC
Equity Investments
Ownership interest percentage				95.00%			95.00%
Income from Equity Investments				$ 0	0	0
Equity Investments				$ 103	0
Liquids Pipelines | HoustonLink Pipeline
Equity Investments
Ownership interest percentage				50.00%			50.00%
Income from Equity Investments				$ 1	0	0
Equity Investments				$ 18	19
Power and Storage | TransCanada Turbines
Equity Investments
Business acquisition, percentage of voting interests acquired									50.00%
Power and Storage | Bruce Power
Equity Investments
Ownership interest percentage				48.40%			48.40%
Income from Equity Investments				$ 411	439	527
Equity Investments				4,493	3,306
Difference between the carrying value of the investment and the underlying equity in the net assets				755	796
Power and Storage | Portlands Energy
Equity Investments
Income from Equity Investments				0	12	35
Equity Investments				$ 0	0
Power and Storage | TransCanada Turbines
Equity Investments
Ownership interest percentage				100.00%			100.00%
Income from Equity Investments				$ 0	4	$ 9
Equity Investments				$ 0	$ 0
Northern Courier | Disposal group, disposed of by sale, not discontinued operations
Equity Investments
Ownership interest sold	15.00%		85.00%